Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income (loss) for the year	R$ 804,195	R$ 305,227	R$ (104,969)
Adjustments to reconcile net income (loss) for the year to net cash flows:
Depreciation and amortization	163,396	92,333	57,208
Deferred income tax and social contribution	69,232	(17,770)	3,622
Loss on investment in associates	810	445	310
Other financial costs and foreign exchange, net	110,744	126,756	71,920
Provision for contingencies	9,420	778	424
Share-based payments expense	30,787	46,091	138,937
Allowance for expected credit losses	33,926	14,272	2,716
Impairment of intangible assets		4,764
Loss on disposal of property, equipment and intangible assets	14,639	10,712	5,461
Fair value adjustment in financial instruments	(17,446)
Fair value adjustment in derivatives	(12,099)	(609)
Remeasurement of previously held interest in subsidiary acquired		(21,441)
Others		(416)	(3,582)
Working capital adjustments:
Accounts receivable from card issuers	(4,779,467)	(3,990,395)	(1,774,348)
Receivables from related parties	(1,132)	3,986	(7,052)
Recoverable taxes	(67,791)	(98,695)	(33,709)
Prepaid expenses	2,603	(4,675)	(6,418)
Trade accounts receivable and other assets	(284,982)	(36,855)	(15,627)
Accounts payable to clients	245,866	570,132	210,251
Taxes payable	238,967	183,921	33,635
Labor and social security liabilities	39,713	59,069	15,892
Provision for contingencies	(1,098)	(22)	(51)
Other liabilities	(3,434)	50,910	24,734
Interest paid	(268,453)	(141,447)	(47,501)
Interest income received, net of costs	1,191,136	514,788	147,444
Income tax paid	(171,313)	(87,442)	(3,246)
Net cash used in operating activities	(2,651,781)	(2,415,583)	(1,283,949)
Investing activities
Purchases of property and equipment	(333,568)	(140,887)	(140,982)
Purchases and development of intangible assets	(66,381)	(44,838)	(21,283)
Acquisition of subsidiary, net of cash acquired		(2,940)
Proceeds from (acquisition of) short-term investments, net	(21,930)	(2,557,312)	(145,517)
Proceeds from the disposal of non-current assets	1,104	13,421	9,028
Acquisition of interest in associates	(16,789)	(4,549)	(1,220)
Proceeds from the disposal of assets held for sale			300
Net cash used in investing activities	(437,564)	(2,737,105)	(299,674)
Financing activities
Proceeds from borrowings	2,958,838	746,909
Payment of borrowings	(801,849)	(3,665)	(11,655)
Proceeds from FIDC quota holders	1,640,000	10,000	2,053,273
Payment of leases	(38,023)	(14,296)	(12,983)
Capital increase, net of transaction costs		4,229,153	529,014
Repurchase of shares	(90)	(142,440)	(280,825)
Acquisition of non-controlling interests	(923)	(30,773)	(223,399)
Dividends paid to non-controlling interests	(4)
Net cash provided by financing activities	3,757,949	4,794,888	2,053,425
Effect of foreign exchange on cash and cash equivalents	1,809	13,777	1,504
Change in cash and cash equivalents	670,413	(344,023)	471,306
Cash and cash equivalents at beginning of year	297,929	641,952	170,646
Cash and cash equivalents at end of year	968,342	297,929	641,952
Change in cash and cash equivalents	R$ 670,413	R$ (344,023)	R$ 471,306